D91-06978

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

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# UNITED STATES
# SECURITIES AND EXCHANGE COMMISSION
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

10045596

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**BNY China Select ADR Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad Based**

RECEIVED 2009 DEC -7 PM 2:53 SEC / TM

6. Ticker Symbol(s) of New Derivative Securities Product:

**CZM**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**New York Stock Exchange, Nasdaq Stock Market**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Sudhir C. Bhattacharyya**

Title:

**Vice President - Legal**

Telephone Number:

**(212) 656-2920**

Manual Signature of Official Responsible for Form:

**December 4, 2009**

SEC 2449 (1/99)

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC - 7 2009 |

**Sudhir Bhattacharyya**
*Vice President, Legal*

NYSE Arca

RECEIVED
2009 DEC -7 PM 2:50
SEC / TM

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2920
fax: 212.656.8101
sbhattacharyya@nyx.com

**Via Overnight Mail**

December 4, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – Global X China / Bank of America MITTS / Aktiebolaget Svensk Exportkredit (Publ) (Swedish Export Credit Corporation) (SEK) / Direxion**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Global X China Consumer ETF linked to the S-BOX China Consumer Index (Ticker Symbol: CHIQ)
- Global X China Industrials ETF linked to the S-BOX China Industrials Index (Ticker Symbol: CHII)
- Bank of America Market Index Target Term Securities linked to the Dow Jones Industrial Average Index due December 2, 2014 (Ticker Symbol: MMF)
- SEK Accelerated return Notes linked to the Energy Select Sector Index due January 28, 2011 (Ticker Symbol: ANI)
- Direxion Daily China Bull 3X Shares linked to the BNY China Select ADR Index (Ticker Symbol: CZM)
- Direxion Daily China Bear 3X Shares linked to the BNY China Select ADR Index (Ticker Symbol: CZI)
- Direxion Daily Latin America Bull 3X Shares linked to the S&P Latin America 40 Index (Ticker Symbol: LBJ)

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC - 7 2009 |

- Direxion Daily Latin America Bear 3X Shares linked to the S&P Latin America 40 Index (Ticker Symbol: LHB)

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)